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                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             The Danforth Associates, Inc.
Address:          One Hollis Street
                  Suite 206
                  Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Danforth
Title:   President
Phone:   800-443-4427

Signature, Place, and Date of Signing:

         Stuart Gould Danforth     Wellesley, MA     January 29, 2004

Report Type:

(X)      13F HOLDINGS REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 44

Form 13F Information Table Value Total: $ 105,702,090


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                                            FORM 13F   INFORMATION TABLE

                         TITLE                                    DISCRETION           AUTHORITY
NAME OF ISSUER         OF CLASS    CUSIP    MARKET VALUE  SHARES   (A) SOLE   MANAGER   (C) NONE
------------------    ---------- ---------  ------------ -------- ---------   -------  ----------
AMERISOURCBERGEN CORP.   COM     03073E105  $  338,472   6028        X           1        X

AMBAC FINANCIAL GROUP    COM     023139108  $1,508,469   21739       X           1        X

AMERICAN INT'L GROUP     COM     026874107  $2,168,482   32717       X           1        X

AMGEN INC.               COM     031162100  $2,818,921   45621       X           1        X

AUTOMATIC DATA PROC.     COM     053015103  $1,216,320   30707       X           1        X

BANK OF AMERICA CORP.    COM     060505104  $1,768,173   21984       X           1        X

BARD C R INC.            COM     067383109  $1,117,350   13752       X           1        X

BECTON DICKINSON AND CO. COM     075887109  $1,584,959   38526       X           1        X

BEMIS CO INC.            COM     081437105  $1,398,750   27975       X           1        X

CISCO SYSTEMS            COM     17275R102  $1,891,345   78058       X           1        X


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CITIGROUP INC            COM     172967101  $5,018,939   103398      X           1        X

COLGATE PALMOLIVE        COM     194162103  $3,120,052   62338       X           1        X

QUEST DIAGNOSTICS        COM     74834L100  $  582,832   7972        X           1        X

EXXON MOBIL              COM     30231G102  $5,937,292   144812      X           1        X

FANNIE MAE               COM     313586109  $3,702,109   49322       X           1        X

FEDEX CORP               COM     31428X106  $1,354,455   20066       X           1        X

FIRST DATA CORP          COM     319963104  $1,446,532   35204       X           1        X

GENERAL ELECTRIC         COM     369604103  $4,581,043   147871      X           1        X

HARLEY-DAVIDSON INC      COM     412822108  $1,052,741   22149       X           1        X

INT'L FLAVORS & FRAG.    COM     459506101  $  746,345   21373       X           1        X

JOHNSON & JOHNSON        COM     478160104  $2,760,658   53439       X           1        X

LIZ CLAIBORNE INC        COM     539320101  $1,447,087   40809       X           1        X

LOWES COS.               COM     548661107  $6,458,604   116602      X           1        X

MATTEL INC.              COM     577081102  $1,219,251   63272       X           1        X

MEDTRONIC                COM     585055106  $4,821,480   99187       X           1        X

3M COMPANY               COM     88579y101  $2,633,124   30967       X           1        X

MERCK & CO               COM     589331107  $1,765,255   38209       X           1        X

MICROSOFT                COM     594918104  $2,163,352   79041       X           1        X

PEPSI CO INC.            COM     713448108  $2,485,358   53311       X           1        X

PFIZER INC               COM     717081103  $6,434,518   182126      X           1        X

PROCTER & GAMBLE CO.     COM     742718109  $3,891,224   38959       X           1        X

PRAXAIR INC.             COM     74005P104  $1,021,697   26746       X           1        X


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SYSCO CORP.              COM     871829107  $2,095,490   56285       X           1        X

TARGET                   COM     87612E106  $2,829,350   73681       X           1        X

UNION PACIFIC CORP.      COM     907818108  $1,720,185   24758       X           1        X

UNITED TECHNOLOGIES      COM     913017109  $2,651,095   27974       X           1        X

VIACOM INC. B NON VTG    COM     925524308  $1,504,659   33904       X           1        X

WALGREEN CO.             COM     931422109  $4,966,561   136519      X           1        X

WACHOVIA CORP.           COM     929903102  $  153,979   3305        X           1        X

WAL-MART                 COM     931142103  $1,674,682   31568       X           1        X

WASHINGTON MUTUAL INC.   COM     939322103  $2,485,233   61945       X           1        X

WELLS FARGO              COM     949746101  $2,185,879   37118       X           1        X

XILINX                   COM     983919101  $  915,106   23689       X           1        X

YUM BRANDS INC.          COM     988498101  $1,463,204   42535       X           1        X